CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other Current Assets (Details) - Vimeo Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets
Prepaid expenses		$ 4,027	$ 2,884
Capitalized costs to obtain a contract with a customer	$ 3,000	2,726	1,668
Other		1,179	1,846
Total other current assets	$ 11,335	$ 7,932	$ 6,398